Segment Information Operating Results (Phantom) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Amortization of intangible assets	$ 66.3	$ 72.0	$ 66.2
Personal Lines Segment | Underwriting Operations | Operating Segments
Segment Reporting Information [Line Items]
Personal auto insurance percentage of the total personal lines segment net premiums earned	94.00%	94.00%	93.00%
Property Segment | Underwriting Operations | Operating Segments
Segment Reporting Information [Line Items]
Amortization of intangible assets	$ 66.3	$ 72.0	$ 66.2